INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax on dividends distributed by a foreign investment enterprise	10.00%
Maximum withholding tax rate (in percent)	5.00%
Minimum percentage of shares to be held for withholding tax	25.00%
Withholding tax	$ 0	$ 0
Undistributed earnings of subsidiaries	57,900,000	33,100,000
Unrecognized deferred tax liability related to earning	$ 4,500,000	$ 1,700,000
PRC
Income Tax Disclosure
Income tax rate (as a percent)	25.00%
HNTE
Income Tax Disclosure
Preferential tax rate (as a percent)	15.00%
New Zealand
Income Tax Disclosure
Minimum percentage of shares to be held for withholding tax	5.00%
Withholding tax rate	0
Withholding tax imposed rate	15
New Zealand | Tiger Brokers
Income Tax Disclosure
Income tax rate (as a percent)	28.00%
New Zealand | Tiger Fintech Limited
Income Tax Disclosure
Income tax rate (as a percent)	28.00%
Hong Kong | Scenario 1
Income Tax Disclosure
Income tax rate (as a percent)	8.25%
Base profit for calculating tax rate	$ 2,000,000
Hong Kong | Scenario 2
Income Tax Disclosure
Income tax rate (as a percent)	16.50%
Base profit for calculating tax rate	$ 2,000,000
USA
Income Tax Disclosure
Income tax rate (as a percent)	21.00%
Maximum withholding tax rate (in percent)	30.00%
SINGAPORE
Income Tax Disclosure
Income tax rate (as a percent)	17.00%
AUSTRALIA
Income Tax Disclosure
Income tax rate (as a percent)	27.50%
Beijing U Tiger Business
Income Tax Disclosure
Income tax rate (as a percent)	15.00%
Beijing U Tiger Business | HNTE
Income Tax Disclosure
Preferential tax rate (as a percent)	15.00%
Beijing Yixin And Beijing U Tiger Network | HNTE
Income Tax Disclosure
Income tax rate (as a percent)	15.00%